Fair Value (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
	March 31, 2022
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747
Total assets at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747

	March 31, 2021
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$481,897	$481,897	$-	$-	$481,897
Total assets at fair value	$481,897	$481,897	$-	$-	$481,897